SCHEDULE OF OTHER EXPENSES (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Advertising			$ 2,481	$ 6,183
Entertainment		3,260	310	2,291
Low-value assets rental		2,201	1,997	2,425
Professional fees		383,878	434,841	57,411
Property tax		7,045	4,081	3,483
Printing and stationery		6,176	5,747	5,231
IT expenses		13,051	9,482	5,707
Repair and maintenance		8,720	3,504	4,628
Service fees (Note 26)		11,268	11,660	6,625
Subscription fee		2,165	833	3,313
Transportation and travelling		3,364	867	1,224
Tools and supplies		3,516	1,086	1,619
Water and electricity		21,201	15,766	16,046
Others		28,830	26,111	11,808
Total	$ 369,050	$ 494,675	$ 518,766	$ 127,994